Prospectus Supplement

May 1, 2015

for

Park Avenue Variable Universal Life (VUL) — 97 Form

Park Avenue Life (PAL) 95

Park Avenue Life (PAL) 97

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus supplement dated May 1, 2015 to the prospectuses listed below.

The following supplemental information supersedes and replaces the supplement dated April 30, 2014, and should be read in conjunction with the following:

(i)	the Prospectus dated May 1, 2001 for Park Avenue Variable Universal Life (VUL) — 97 Form issued through The Guardian Separate Account M.

(ii)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 97 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K; and

(iii)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 95 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K.

The information below regarding your allocation options replaces the chart of variable investment options in your prospectus, as amended, with respect to the section entitled “Your Allocation Options — The Variable Investment Options”.

Note: If you received a summary prospectus for a fund listed below, please follow the directions on the first page of the summary prospectus if you wish to obtain a copy of the full fund prospectus.

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor Address
AB VPS Global Thematic Growth Portfolio (formerly AllianceBernstein VPS Global Thematic Growth Portfolio) (Class B)	Long-term growth of capital	Invests in equities from both developed and emerging-market countries; there is no limit of how much can be invested in a country. Holdings are diversified across multiple industry segments to maximize opportunities. Invests in both newer, less-seasoned companies as well as well-known, established companies in all market capitalization. Normally holds equities of 60-80 companies.	AllianceBernstein, L.P. (AllianceBernstein) 1345 Avenue of the Americas New York, New York 10105
AB VPS Growth and Income Portfolio (formerly AllianceBernstein VPS Growth and Income Portfolio) (Class B)	Long-term growth of capital	Invests in companies of any size and in any industry. Normally holds equities of approximately 60-90 companies. Invests primarily in U.S stocks, although it may invest in non-U.S securities.	AllianceBernstein, L.P. (AllianceBernstein) 1345 Avenue of the Americas New York, New York 10105

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Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor Address
AB VPS Large Cap Growth Portfolio (formerly AllianceBernstein VPS Large Cap Growth Portfolio) (Class B)	Long-term growth of capital

Invests at least 80% of the Portfolio’s net assets in large cap companies. Invests primarily in U.S stocks, although it may invest in non-U.S securities. Top 25 investment ideas normally constitute 70% of the Portfolio’s net assets.

Normally holds equities of 50-70 companies.

AllianceBernstein, L.P. (AllianceBernstein) 1345 Avenue of the Americas New York, New York 10105
AB VPS Value Portfolio (formerly AllianceBernstein VPS Value Portfolio) (Class B)	Long-term growth of capital	Invests primarily in U.S stocks, although it may invest in non-U.S securities.	AllianceBernstein, L.P. (AllianceBernstein) 1345 Avenue of the Americas New York, New York 10105
American Century VP International Fund (Class 1 Shares)	Capital growth	International common stocks with potential for appreciation. The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States).	American Century Investment Management, Inc. (American Century) 4500 Main Street Kansas City, Missouri 64111
American Century VP Value Fund (Class 1 Shares)	Long-term capital growth with income as a secondary objective	The fund will usually purchase stocks of companies of all sizes that they believe are undervalued at the time of purchase. Although the portfolio managers intend to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies.	American Century Investment Management, Inc. (American Century) 4500 Main Street Kansas City, Missouri 64111
Fidelity VIP Contrafund® Portfolio (Initial Class)	The fund seeks long-term capital appreciation.	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates (Fidelity) 82 Devonshire Street Boston, Massachusetts 02109

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Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor Address
Fidelity VIP Equity-Income Portfolio (Initial Class)	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Normally investing at least 80% of assets in equity securities. Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments. Potentially using covered call options as tools in managing the fund’s assets.	Fidelity Management & Research Company and its affiliates (Fidelity) 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Growth Opportunities Portfolio (Initial Class)	The fund seeks to provide capital growth.	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company (FMR) believes has above-average growth potential (stocks of these companies are often called “growth” stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates (Fidelity) 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP High Income Portfolio (Initial Class)	The fund seeks a high level of current income, while also considering growth of capital.	Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Potentially investing in non-income producing securities, including defaulted securities and common stocks. Investing in companies in troubled or uncertain financial condition. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates (Fidelity) 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Index 500 Portfolio (Initial Class)	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Normally investing at least 80% of assets in common stocks included in the S&P 500® Index. Lending securities to earn income for the fund.	Fidelity Management & Research Company and its affiliates (Fidelity) 82 Devonshire Street Boston, Massachusetts 02109	Geode One Post Office Square Boston, Massachusetts 02109

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Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor Address
Fidelity VIP Money Market Portfolio (Service Class 2)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. Potentially entering into reverse repurchase agreements. Investing more than 25% of total assets in the financial services industries. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Money Market Portfolio’s fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. A meeting of shareholders of Money Market Portfolio will be held on May 12, 2015, to vote on this proposal. If approved by shareholders, the fund will make other changes necessary to operate as a government money market fund, including (ii) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to “Government Money Market Portfolio.” If approved, the fund currently anticipates that these changes will take effect in the fourth quarter of 2015. Shareholders should read the proxy statement, which contains important information relating to the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).	Fidelity Management & Research Company and its affiliates (Fidelity) 245 Summer Street Boston, Massachusetts 02210
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.	Gabelli Funds, LLC (Gabelli) One Corporate Center Rye, New York 10580-1422

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Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor Address
Invesco V.I. American Franchise Fund (Series I)	Seek capital growth	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.	Invesco Advisers, Inc. (Invesco) 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Core Equity Fund (Series I)	Long-term growth of capital	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests primarily in equity securities.	Invesco Advisers, Inc. (Invesco) 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Managed Volatility (Series I)	Both capital appreciation and current income while managing portfolio volatility.	The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.	Invesco Advisers, Inc. (Invesco) 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Janus Aspen Forty Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Janus Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4805

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Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor Address
Janus Aspen Enterprise Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Global Research Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. Because the Portfolio’s investments in foreign securities are partially based on the composition of the MSCI World IndexSM, the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the Portfolio’s benchmark index. The Portfolio may also invest in foreign equity and debt securities.	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4805
MFS® Growth Series (Initial Class)	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with large capitalizations but may invest in companies of any size.	Massachusetts Financial Services Company (MFS) 111 Huntington Avenue Boston, MA 02199

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Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor Address
MFS® Investors Trust Series (Initial Class)	Seeks capital appreciation	Normally invests primarily in equity securities. Primarily invests in companies with large capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company (MFS) 111 Huntington Avenue Boston, MA 02199
MFS® New Discovery Series (Initial Class)	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with small capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company (MFS) 111 Huntington Avenue Boston, MA 02199
MFS® Total Return Bond Series (prior to April 30, 2015 this fund was known as MFS® Research Bond Series) (Initial Class)	Seeks total return with an emphasis on current income, but also considering capital appreciation	Normally invests at least 80% of its net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed. Invests primarily in investment grade debt instruments, but may also invest in lower quality debt instruments.	Massachusetts Financial Services Company (MFS) 111 Huntington Avenue Boston, MA 02199
MFS® Research Series (Initial Class)	Seeks capital appreciation	Normally invests primarily in equity securities. Primarily invests in companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.	Massachusetts Financial Services Company (MFS) 111 Huntington Avenue Boston, MA 02199
MFS® Total Return Series (Initial Class)	Seeks total return	The fund invests in a combination of equity securities and debt instruments. The fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.	Massachusetts Financial Services Company (MFS) 111 Huntington Avenue Boston, MA 02199
RS Large Cap Alpha Series VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in large-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) between $5.0 billion and the market capitalization of the largest company included in the Russell 1000© Index on the last day of the most recent quarter.	RS Investment Management Co. LLC (RS Investment Management) 1 Bush Street, Suite 900 San Francisco, California 94104

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Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor Address
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests at least 95% of its net assets in stocks of companies included in the S&P 500 Index.	RS Investment Management Co. LLC (RS Investment Management) 1 Bush Street, Suite 900 San Francisco, California 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, New York 10004
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities, including corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies.	RS Investment Management Co. LLC (RS Investment Management) 1 Bush Street, Suite 900 San Francisco, California 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, New York 10004
RS Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in Investment-grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government and its agencies and instrumentalities.	RS Investment Management Co. LLC (RS Investment Management) 1 Bush Street, Suite 900 San Francisco, California 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, New York 10004
RS International VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	RS Investment Management Co. LLC (RS Investment Management) 1 Bush Street, Suite 900 San Francisco, California 94104
RS Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of “emerging market companies.” The Fund defines an “emerging market company” as one that is organized under the laws of, or has its principal office in, an emerging markets country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	RS Investment Management Co. LLC (RS Investment Management) 1 Bush Street, Suite 900 San Francisco, California 94104

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Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor Address
RS Small Cap Growth Equity VIP Series	Long-term capital growth	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) of either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000© Index on the last day of the most recent quarter, whichever is greater.	RS Investment Management Co. LLC (RS Investment Management) 1 Bush Street, Suite 900 San Francisco, California 94104
Value Line Centurion Fund	Long-term growth of capital	U.S common stocks with selections based on the Value Line Timeliness™ Ranking System.	EULAV Asset Management, (EULAV) 7 Times Square 21st fl 42nd Street New York, New York 10036
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks, bonds and money market instruments.	EULAV Asset Management, (EULAV) 7 Times Square 21st fl 42nd Street New York, New York 10036

Please refer to your prospectus for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

This Prospectus Supplement must be preceded or accompanied by the most recent Prospectus available and should be retained with the Prospectus for future reference.

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